Basis of preparation (Policies)	6 Months Ended
Sep. 30, 2022
Basis of preparation
Going concern

Going concern

Trading during the period demonstrated a robust operating model for the Group. The Group has €6.9 billion of cash and cash equivalents available as at 30 September 2022 which, together with undrawn revolving credit facilities of €8.1 billion, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to access the capital markets during the assessment period. In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 30 September 2022. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including December 2023 and that it is appropriate to continue to adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.

War in Ukraine

War in Ukraine

Whilst the Group does not have any significant operations in either Russia or Ukraine, a review was undertaken by management to assess any consequences on the financial statements arising from the conflict or from the resulting sanctions imposed on Russia and Belarus. It was concluded there are no material impacts on the consolidated financial statements for the period ended 30 September 2022.

Critical accounting judgements and estimates

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates are disclosed in the Group’s Annual Report on Form 20-F for the year ended 31 March 2022.

1   Basis of preparation (continued)

Judgements relating to potential indicators of impairment

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets as at 31 March.

At interim reporting periods the Group performs a review to identify any indicator of impairment that may indicate that the carrying amount of any of the Group’s cash generating units (‘CGUs’) may not be not recoverable.  As part of this assessment as at 30 September 2022, the Group reviewed the key assumptions underlying the value in use valuations used in the annual impairment test at 31 March 2022. This included the year to date performance of the Group’s CGUs against their budgets, trends in energy and other costs and inflation rates, as well as considering the valuation implications of changes in other factors such as risk free discount rates and the assessment of long term growth rates.

Value in use assessments were performed for Vodafone Italy and Vodafone Spain as at 30 September 2022 reflecting assumptions materially similar to those disclosed in note 4 ‘Impairment losses’ of the consolidated financial statements in the Annual Report on Form 20-F for the year ended 31 March 2022.

The Group’s review of the potential impact of indicators of impairment and recoverable amounts did not indicate that the carrying amount of any of the Group’s CGUs was not recoverable as at 30 September 2022.

New accounting pronouncements adopted

New accounting pronouncements adopted

On 1 April 2022, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s Annual Report on Form 20-F for the year ended 31 March 2022.

Basis of preparation changes adopted on 1 April 2022 - Hyperinflation in Turkey

As anticipated in the Annual Report on Form 20-F for the year ended 31 March 2022 and communicated in the Q1 trading update, Turkey met the requirements to be designated as a hyperinflationary economy under IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ in the quarter ended 30 June 2022. The Group has therefore applied hyperinflationary accounting, as specified in IAS 29, at its Turkish operations whose functional currency is the Turkish lira for the reporting period commencing 1 April 2022. This resulted in an opening balance adjustment of €565 million to consolidated equity.

In accordance with IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’, comparative amounts are not restated.

Turkish lira results and non-monetary asset and liability balances for the six months ended 30 September 2022 have been revalued to their present value equivalent local currency amount as at 30 September 2022, based on an inflation index, before translation to euros at the reporting date exchange rate of €1:18.16 TRL. The gain or loss on net monetary assets resulting from IAS 29 application is recognised in the income statement within Other income.

The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.

The Group has presented the IAS 29 opening balance adjustment to net assets within currency reserves in equity. Subsequent IAS 29 equity restatement effects and the impact of currency movements are presented within other comprehensive income because such amounts are judged to meet the definition of ‘exchange differences’.

The inflation index selected to reflect the change in purchasing power was the consumer price index (CPI) issued by the Turkish Statistical Institute which has risen by 24% in the six months to 30 September 2022.

The main impacts on the consolidated financial statements for the six months ended 30 September 2022 of the aforementioned adjustments are shown below.

Six months ended
30 September 2022
€m
Revenue	21
Operating profit	(14)
Profit for the financial period	(40)

Non-current assets	780
Equity	659